Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	31.00
Maximum Aggregate Offering Price	$ 27,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,852.99
Offering Note	(1) The registrant previously registered the offer and sale of 6,000,000 shares of its Class A Common Stock, par value $0.001 per share ("Class A Common Stock") pursuant to a Registration Statement on Form S-3 (File No. 333-290865) (the "Prior Registration Statement"), which was initially filed on October 14, 2025 and became effective on November 3, 2025 pursuant to Section 8(a) of the Securities Act, as amended (the "Securities Act"). In accordance with Rule 462(b) under the Securities Act, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional 900,000 shares of Class A Common Stock. The additional shares of Class A Common Stock that are being registered hereby for offer and sale represent no more than 20% of the maximum aggregate offering price set forth in the Calculation of Filing Fee Tables contained in the Prior Registration Statement. (2) Based on the public offering price of $31.00.